INCOME TAXES - Schedule of Deferred Tax Recognized In Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deferred tax benefit (expense) on remeasurement gain (loss) on defined benefit plans	$ (555)	$ 2,584	$ 84
Deferred tax (expense) on remeasurement gain (loss) on hedge accounting	(363)	0	0
Deferred tax (expense) on remeasurement gain (loss) on interest rate swap	(2,445)	0	0
Deferred tax (expense) on remeasurement gain (loss) on equity method investments	(832)	0	0
Total deferred tax benefit (expense) recognized in other comprehensive income (loss)	$ (4,195)	$ 2,584	$ 84